LOSS PER SHARE - Additional Information (Details) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Convertible note
Antidilutive Securities [Line Items]
Antidilutive securities computation of earnings per share amount			23,588,582
Options
Antidilutive Securities [Line Items]
Antidilutive securities computation of earnings per share amount	42,365,681	32,412,199	32,719,056
RSUs
Antidilutive Securities [Line Items]
Antidilutive securities computation of earnings per share amount	4,328,395	3,441,420	3,242,632